COMMITMENTS AND CONTINGENCIES (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 15.	COMMITMENTS AND CONTINGENCIES

Operating Leases

On January 31, 2006 we entered into a lease agreement for office and laboratory space in Addison, Texas.  The lease commenced on April 1, 2006 and originally continued until April 1, 2013.  The lease required a minimum monthly lease obligation of $9,330, which was inclusive of monthly operating expenses, until April 1, 2011 and at such time increased to $9,776, which was inclusive of monthly operating expenses.  On February 22, 2013, we executed an Amendment to Lease Agreement (the “Lease Amendment”) that renewed and extended our lease until March 31, 2015.  The Lease Amendment required a minimum monthly lease obligation of $9,193, which was inclusive of monthly operating expenses, until March 31, 2014 and at such time, increased to $9,379, which was inclusive of monthly operating expenses.  On March 17, 2015, we executed a Second Amendment to Lease Agreement (the “Second Amendment”) that renewed and extended our lease until March 31, 2018.  The Second Amendment requires a minimum monthly lease obligation of $9,436, which is inclusive of monthly operating expenses.

On December 10, 2010 we entered into a lease agreement for certain office equipment that commenced on February 1, 2011 and continued until February 1, 2015 and required a minimum lease obligation of $744 per month.  On January 16, 2015 we entered into a new lease agreement for certain office equipment.  The new office equipment lease, that commenced on February 1, 2015 and continues until February 1, 2018, requires a minimum lease obligation of $551 per month.

The future minimum lease payments under the 2015 office lease and the 2015 equipment lease are as follows as of March 31, 2015:

Calendar Years	Future Lease Expense
2015 (Nine months)	$89,880
2016	119,840
2017	119,840
2018	28,858
2019	---
Total	$358,418

Rent expense for our operating leases amounted to $31,165 and $30,380 for the three ended March 31, 2015 and 2014, respectively.

Indemnification

In the normal course of business, we enter into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. Our exposure under these agreements is unknown because it involves claims that may be made against us in the future, but have not yet been made. To date, we have not paid any claims or been required to defend any action related to our indemnification obligations. However, we may record charges in the future as a result of these indemnification obligations.

In accordance with our restated articles of incorporation and our amended and restated bylaws, we have indemnification obligations to our officers and directors for certain events or occurrences, subject to certain limits, while they are serving at our request in their respective capacities. There have been no claims to date and we have a director and officer insurance policy that enables us to recover a portion of any amounts paid for future potential claims. We have also entered into contractual indemnification agreements with each of our officers and directors.

Related Party Transactions and Concentration

On January 17, 2013, the Board of Directors of the Company appointed Helmut Kerschbaumer and Klaus Kuehne to each serve as a director of the Company.

Mr. Kerschbaumer currently serves as a director of Altrazeal Trading GmbH, Altrazeal AG, and Melmed Holding AG (collectively, the “Altrazeal Distributors”) and Mr. Kuehne currently serves as a director of Altrazeal AG.  In such capacities, Mr. Kerschbaumer may be considered, either singularly or collectively, to have control of, and make investment and business decisions on behalf of the Altrazeal Distributors and Mr. Kuehne may be considered, either singularly of collectively, to have control of, and make investment and business decisions on behalf of Altrazeal AG.

Each of Mr. Kerschbaumer and Mr. Kuehne are shareholders of ORADISC GmbH and may be considered, either singularly or collectively, to have control of, and make investment and business decisions on behalf of the ORADISC GmbH.

Currently, we are party to License and Supply Agreements with Altrazeal Trading GmbH, Altrazeal AG, and Melmed Holding AG for the marketing and distribution of Altrazeal in various international territories.  We are also party to a License and Supply Agreement with ORADISC GmbH for the marketing of all applications of our OraDisc™ erodible film technology for dental applications including benzocaine (OraDisc™ B), re-mineralization dental strips, fluoride dental strips, long-acting breath freshener, amlexanox (OraDisc™ A) in certain territories, anti-psychotics, neurologic products, and actives for the treatment of erectile dysfunction.

For the three months ended March 31, 2015 and 2014, the Company recorded revenues, in approximate numbers, of $282,000 and $86,000, respectively, with the various Altrazeal Distributors, which represented 96% and 84% of our total revenues.  As of March 31, 2015 and December 31, 2014, Altrazeal Distributors had an outstanding net accounts receivable, in approximate numbers, of $979,000 and $798,000, respectively, which represented 99.6% and 99.5% of our total outstanding accounts receivables.

Related Party Obligations

Since 2011, our named executive officers and certain key executives have temporarily deferred portions of their compensation as part of a plan to conserve the Company’s cash and financial resources.

As of March 31, 2015, the following table summarizes the compensation temporarily deferred and subsequent repayments:

Name	2015	2014	2013	2012	2011	Total
Kerry P. Gray (1) (2) (3)	$57,575	$(119,986)	$(91,000)	$220,673	$140,313	$207,575
Terrance K. Wallberg	6,633	(25,000)	(35,769)	24,230	36,539	6,633
Total	$64,208	$(144,986)	$(126,769)	$244,903	$176,852	$214,208

(1)
During 2015, Mr. Gray temporarily deferred compensation of $57,575 which consisted of $5,075 earned as salary compensation for his duties as President of the Company and $52,500 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.

(2)
During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.

(3)
During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.

As of March 31, 2015, the Company’s obligation for temporarily deferred compensation was $214,208 of which $74,208 was included in accrued liabilities and $140,000 was included in accounts payable, respectively.

As of December 31, 2014, the Company’s obligation for temporarily deferred compensation was $150,000 of which $62,500 was included in accrued liabilities and $87,500 was included in accounts payable, respectively.

Contingent Milestone Obligations

We are subject to paying Access Pharmaceuticals, Inc. (“Access”) for certain milestones based on our achievement of certain annual net sales, cumulative net sales, and/or our having reached certain defined technology milestones including licensing agreements and advancing products to clinical development.  As of March 31, 2015, the future milestone obligations that we are subject to paying Access, if the milestones related thereto are achieved, total $4,750,000.  Such milestones are based on total annual sales of 20 and 40 million dollars of certain products, annual sales of 20 million dollars of any one certain product, and cumulative sales of such products of 50 and 100 million dollars.

On March 7, 2008, we terminated the license agreement with ProStrakan Ltd. for Amlexanox-related products in the United Kingdom and Ireland.  As part of the termination, we agreed to pay ProStrakan Ltd. a royalty of 30% on any future payments received by us from a new licensee in the United Kingdom and Ireland territories, up to a maximum of $1,400,000.  On November 17, 2008, we entered into a licensing agreement for Amlexanox-related product rights to the United Kingdom and Ireland territories with MEDA AB.

NOTE 19.	COMMITMENTS AND CONTINGENCIES

Operating Leases

On January 31, 2006 we entered into a lease agreement for office and laboratory space in Addison, Texas.  The lease commenced on April 1, 2006 and originally continued until April 1, 2013.  The lease required a minimum monthly lease obligation of $9,330, which was inclusive of monthly operating expenses, until April 1, 2011 and at such time increased to $9,776, which was inclusive of monthly operating expenses.  On February 22, 2013, we executed an Amendment to Lease Agreement (the “Lease Amendment”) that renewed and extended our lease until March 31, 2015.  The Lease Amendment required a minimum monthly lease obligation of $9,193, which was inclusive of monthly operating expenses, until March 31, 2014 and at such time, increased to $9,379, which was inclusive of monthly operating expenses.  On March 17, 2015, we executed a Second Amendment to Lease Agreement (the “Second Amendment”) that renewed and extended our lease until March 31, 2018.  The Second Amendment requires a minimum monthly lease obligation of $9,436, which is inclusive of monthly operating expenses.

On December 10, 2010 we entered into a lease agreement for certain office equipment that commenced on February 1, 2011 and continued until February 1, 2015 and required a minimum lease obligation of $744 per month.  On January 16, 2015 we entered into a new lease agreement for certain office equipment.  The new lease, which commenced on February 1, 2015 and continues until February 1, 2018, requires a minimum lease obligation of $551 per month.

The future minimum lease payments under the 2013 office lease and the 2015 equipment lease are as follows as of December 31, 2014:

Calendar Years	Future Lease Expense
2015	$120,033
2016	119,840
2017	119,840
2018	28,858
2019	---
Total	$388,571

Rent expense for our operating leases amounted to $123,716 and $116,488 for the years ended December 31, 2014 and 2013, respectively.

Indemnification

In the normal course of business, we enter into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications.  Our exposure under these agreements is unknown because it involves claims that may be made against us in the future, but have not yet been made.  To date, we have not paid any claims or been required to defend any action related to our indemnification obligations.  However, we may record charges in the future as a result of these indemnification obligations.

In accordance with our restated articles of incorporation and our amended and restated bylaws, we have indemnification obligations to our officers and directors for certain events or occurrences, subject to certain limits, while they are serving at our request in their respective capacities.  There have been no claims to date and we have a director and officer insurance policy that enables us to recover a portion of any amounts paid for future potential claims.  We have also entered into contractual indemnification agreements with each of our officers and directors.

Related Party Transactions and Concentration

On January 17, 2013, the Board of Directors of the Company appointed Helmut Kerschbaumer and Klaus Kuehne to each serve as a director of the Company.

Mr. Kerschbaumer currently serves as a director of Altrazeal Trading GmbH, Altrazeal AG, and Melmed Holding AG (collectively, the “Altrazeal Distributors”) and Mr. Kuehne currently serves as a director of Altrazeal AG.  In such capacities, Mr. Kerschbaumer may be considered, either singularly or collectively, to have control of, and make investment and business decisions on behalf of the Altrazeal Distributors and Mr. Kuehne may be considered, either singularly of collectively, to have control of, and make investment and business decisions on behalf of Altrazeal AG.

Mr. Kerschbaumer and Mr. Kuehne currently serves as a director of ORADISC GmbH and in such capacity, Mr. Kerschbaumer and Mr. Kuehne may each be considered, either singularly or collectively, to have control of, and make investment and business decisions on behalf of the ORADISC GmbH.

Currently, we are party to License and Supply Agreements with Altrazeal Trading GmbH, Altrazeal AG, and Melmed Holding AG for the marketing and distribution of Altrazeal in various international territories.  We are also party to a License and Supply Agreement with ORADISC GmbH for the marketing of all applications of our OraDisc™ erodible film technology for dental applications including benzocaine (OraDisc™ B), re-mineralization dental strips, fluoride dental strips, long-acting breath freshener, amlexanox (OraDisc™ A) in certain territories, anti-psychotics, neurologic products, and actives for the treatment of erectile dysfunction.

For the years ended December 31, 2014 and 2013, the Company recorded revenues, in approximate numbers, of $802,000 and $281,000, respectively, with the various Altrazeal Distributors, which represented approximately 93% and 76% of our total revenues.

As of December 31, 2014 and 2013, Altrazeal Distributors had an outstanding net accounts receivable, in approximate numbers, of $798,000 and $174,000, respectively, which represented approximately 99% and 94% of our net outstanding accounts receivables.

Related Party Obligations

Since 2011, our named executive officers and certain key executives have temporarily deferred portions of their compensation as part of a plan to conserve the Company’s cash and financial resources.

As of December 31, 2014, the following table summarizes the compensation temporarily deferred and subsequent repayments:

Name	2014	2013	2012	2011	Total
Kerry P. Gray (1) (2)	$(119,986)	$(91,000)	$220,673	$140,313	$150,000
Terrance K. Wallberg	(25,000)	(35,769)	$24,230	$36,539	---
Key executives	(28,239)	(20,000)	$27,253	$20,986	---
Total	$(173,225)	$(146,769)	$272,156	$197,838	$150,000

(1)
During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.

(2)
During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.

As of December 31, 2014, the Company’s obligation for temporarily deferred compensation was $150,000 of which $62,500 was included in accrued liabilities and $87,500 was included in accounts payable, respectively.  As of December 31, 2013, the Company’s obligation for temporarily deferred compensation was $323,225 of which $207,500 was included in accounts payable and $115,725 was included in accrued liabilities, respectively

Contingent Milestone Obligations

We are subject to paying Access Pharmaceuticals, Inc. (“Access”) for certain milestones based on our achievement of certain annual net sales, cumulative net sales, and/or our having reached certain defined technology milestones including licensing agreements and advancing products to clinical development.  As of December 31, 2014, the future milestone obligations that we are subject to paying Access, if the milestones related thereto are achieved, total $4,750,000.  Such milestones are based on total annual sales of 20 and 40 million dollars of certain products, annual sales of 20 million dollars of any one certain product, and cumulative sales of such products of 50 and 100 million dollars.

On March 7, 2008, we terminated the license agreement with ProStrakan Ltd. for Amlexanox-related products in the United Kingdom and Ireland.  As part of the termination, we agreed to pay ProStrakan Ltd. a royalty of 30% on any future payments received by us from a new licensee in the United Kingdom and Ireland territories, up to a maximum of $1,400,000.  On November 17, 2008, we entered into a licensing agreement for Amlexanox-related product rights to the United Kingdom and Ireland territories with MEDA AB.